Memorandum items - Contractual Obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contractual obligations
Minimum lease payments payable under non-cancellable operating lease	£ 2,279	£ 2,807
Capital expenditure on property, plant and equipment	18	21
Contracts to purchase goods or services	682	598
Total capital commitments	2,979	3,426
0-1 years
Contractual obligations
Minimum lease payments payable under non-cancellable operating lease	206	246
Contracts to purchase goods or services	276	231
1-5 years
Contractual obligations
Minimum lease payments payable under non-cancellable operating lease	651	786
After 5 years
Contractual obligations
Minimum lease payments payable under non-cancellable operating lease	£ 1,422	£ 1,775